Plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 524	$ 16
Less: accumulated depreciation	(13)	(11)
Plant and equipment, net	511	5
Depreciation	2	3	$ 3
Leasehold land and buildings (Note 9)
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	499
Machinery and equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	2	1
Vehicles and office equipment
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 23	$ 15